6. Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses Details Abstract
Inventories at beginning of each year	$ 265,827	$ 218,028	$ 198,408
Purchases	2,194,756	560,058	568,682
Operating expenses	4,321,698	4,686,890	4,431,164
Total	6,516,454	5,246,948	4,999,846
Inventories at the end of each year	(295,583)	(265,827)	(218,028)
Cost of sales	$ 6,486,698	$ 5,199,149	$ 4,980,226